Commitments - Schedule Future Minimum Lease Payments, Net of Receipts Due Under Terms of Subleases Under All Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Future minimum lease payments under all operating leases [Abstract]
2020	$ 635
2021	79
Total future minimum payments due	$ 714